Merger (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2022 USD ($)	Sep. 30, 2020 USD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2023 USD ($) shareholder $ / shares shares	Mar. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Feb. 10, 2023 shares
Merger
Number Of Major Shareholders | shareholder					3
Common Stock, shares Outstanding			49,167,170		49,167,170		47,500,000	47,500,000	49,167,170
Transaction Costs | $	$ 694	$ 350	$ 3,348	$ 31	$ 4,355	$ (251)	$ (251)	$ 3,509
If the stock price increases to $20 per share within 5 years
Merger
Stock price | $ / shares			$ 20		$ 20
Minimum period considered for stock price increase					5 years
Number of shares to be released					20,000,000
If the stock price increases to $30 per share within 7 years
Merger
Stock price | $ / shares			30		$ 30
Minimum period considered for stock price increase					7 years
Number of shares to be released					20,000,000
If the stock price increases to $50 per share within 10 years
Merger
Stock price | $ / shares			$ 50		$ 50
Minimum period considered for stock price increase					10 years
Number of shares to be released					20,000,000
2023 Plan
Merger
Number of common stock reserved for issuance			600,000		600,000
Awards granted					0
Major shareholder, one
Merger
Percentage Of Stake Owned By Major Shareholders					50.00%
Major shareholder, two
Merger
Percentage Of Stake Owned By Major Shareholders					32.00%
Major shareholder, three
Merger
Percentage Of Stake Owned By Major Shareholders					18.00%
Class E Warrants
Merger
Warrants outstanding			60,000,000		60,000,000
Minimum period for occurring triggering events after Merger					10 years
Conversion ratio					1.00%
Class A Common Stock
Merger
Warrants outstanding			9,900,000		9,900,000
Class A Common Stock | Major shareholder, one
Merger
Percentage Of Stake Owned By Major Shareholders					46.40%
Class A Common Stock | Major shareholder, two
Merger
Percentage Of Stake Owned By Major Shareholders					30.90%
Class A Common Stock | Major shareholder, three
Merger
Percentage Of Stake Owned By Major Shareholders					17.40%
Class A Common Stock | Class E Warrants
Merger
Warrants outstanding			60,000,000		60,000,000
Class E common stock
Merger
Exercise price of warrants | $ / shares			$ 11.50		$ 11.50
ADARA ACQUISITION CORP
Merger
Common Stock, shares Outstanding							900
Transaction costs incurred | $			$ 3,300		$ 3,300
ADARA ACQUISITION CORP | Class A Common Stock
Merger
Common Stock, shares Outstanding							47,500,000